Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.1	Basic earnings per share – cents	399	139	79

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent of US$3,567.4 million (2024: US$1,245.0 million and
2023: US$703.3 million) by the weighted average number of ordinary shares in issue during the year of 894,972,803 (2024: 894,881,526 and
2023: 893,318,864).

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.2	Basic earnings per share from continuing operations – cents	399	139	81

Basic earnings per share from continuing operations is calculated by dividing the profit attributable to owners of the parent from continuing operations of US$3,567.4 million (2024: US$1,245.0 million and 2023:
US$722.2 million) by the weighted average number of ordinary shares in issue during the year of 894,972,803 (2024: 894,881,526 and 2023:
893,318,864).

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.3	Basic loss per share from discontinued operation – cents	—	—	(2)

Basic loss per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued operation of US$nil (2024: loss of US$nil and 2023: loss of US$18.9 million ) by the weighted average number of ordinary shares in issue during the year of
894,972,803 (2024: 894,881,526 and 2023: 893,318,864 ).

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.4	Diluted earnings per share – cents	394	138	77

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent of US$3,538.0 million (2024:
US$1,234.4 million and 2023: US$692.2 million) by the diluted weighted average number of ordinary shares in issue during the year of
897,339,333 (2024: 895,503,589 and 2023: 895,037,887).

	Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
	Profit attributable to owners of the parent	3,567.4	1,245.0	703.3
	South Deep minority interest at 10%	(29.4)	(10.6)	(11.1)
	Diluted profit attributable to owners of the parent	3,538.0	1,234.4	692.2
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	894,972,803	894,881,526	893,318,864
	Potentially dilutive share options in issue	2,366,530	622,063	1,719,023
	Diluted weighted average number of ordinary shares	897,339,333	895,503,589	895,037,887

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.5	Diluted earnings per share from continuing operations – cents	394	138	79

Diluted earnings per share from continuing operations is calculated by dividing the diluted profit attributable to owners of the parent from continuing operations of US$3,538.0 million (2024: US$1,234.4 million and
2023: US$711.1 million) by the diluted weighted average number of ordinary shares in issue during the year of 897,339,333 (2024: 895,503,589 and
2023: 895,037,887).

Net profit attributable to owners of the parent from continuing operations has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent from continuing operations:

	Profit attributable to owners of the parent from continuing operations	3,567.4	1,245.0	722.2
	South Deep minority interest at 10%	(29.4)	(10.6)	(11.1)
	Diluted profit attributable to owners of the parent from continuing operations	3,538.0	1,234.4	711.1
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	894,972,803	894,881,526	893,318,864
	Potentially dilutive share options in issue	2,366,530	622,063	1,719,023
	Diluted weighted average number of ordinary shares	897,339,333	895,503,589	895,037,887

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

12.6	Diluted loss per share from discontinued operation – cents	—	—	(2)

Diluted loss per share from discontinued operation is calculated by dividing the loss attributable to owners of the parent from discontinued
operation of US$nil (2024: loss of US$nil and 2023: loss of US$18.9 million) by the weighted average number of ordinary shares in issue during the year of 897,339,333 (2024: 895,503,589 and 2023:
895,037,887).